Annual Total Returns - Service Class	Dec. 31, 2024
Macquarie VIP Core Equity Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(0.69%)
2016	3.74%
2017	20.75%
2018	(4.51%)
2019	31.09%
2020	21.52%
2021	28.94%
2022	(17.33%)
2023	23.51%
2024	25.69%
Macquarie VIP Growth Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	7.17%
2016	1.22%
2017	29.34%
2018	2.28%
2019	36.59%
2020	30.55%
2021	30.03%
2022	(27.24%)
2023	38.00%
2024	23.89%
Macquarie VIP Mid Cap Growth Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(5.78%)
2016	6.12%
2017	26.89%
2018	(0.06%)
2019	37.94%
2020	49.00%
2021	16.36%
2022	(30.78%)
2023	19.59%
2024	2.20%
Macquarie VIP Smid Cap Core Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(5.58%)
2016	28.88%
2017	13.73%
2018	(10.49%)
2019	24.33%
2020	7.03%
2021	20.78%
2022	(14.84%)
2023	15.71%
2024	14.26%
Macquarie VIP Small Cap Growth Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	1.88%
2016	2.92%
2017	23.12%
2018	(4.11%)
2019	23.37%
2020	37.66%
2021	3.99%
2022	(26.83%)
2023	13.11%
2024	14.26%
Macquarie VIP Value Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(3.91%)
2016	11.14%
2017	12.49%
2018	(7.24%)
2019	26.33%
2020	1.98%
2021	31.18%
2022	(4.90%)
2023	8.27%
2024	6.47%
Macquarie VIP Corporate Bond Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	0.20%
2016	4.03%
2017	4.01%
2018	(1.90%)
2019	12.18%
2020	10.97%
2021	(0.85%)
2022	(15.86%)
2023	7.27%
2024	2.45%
Macquarie VIP High Income Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(6.50%)
2016	16.19%
2017	6.68%
2018	(2.11%)
2019	11.19%
2020	6.03%
2021	6.06%
2022	(11.12%)
2023	11.95%
2024	6.20%
Macquarie VIP Limited-Term Bond Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	0.87%
2016	1.94%
2017	1.40%
2018	0.78%
2019	4.23%
2020	4.14%
2021	(0.49%)
2022	(4.20%)
2023	4.73%
2024	4.33%
Macquarie VIP Global Growth Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	3.39%
2016	(3.04%)
2017	24.52%
2018	(6.27%)
2019	25.93%
2020	20.58%
2021	17.86%
2022	(17.49%)
2023	19.90%
2024	17.08%
Macquarie VIP International Core Equity Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(0.94%)
2016	1.08%
2017	23.16%
2018	(17.81%)
2019	18.69%
2020	7.19%
2021	14.18%
2022	(14.32%)
2023	15.65%
2024	3.79%
Macquarie VIP Asset Strategy Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(8.35%)
2016	(2.57%)
2017	18.27%
2018	(5.44%)
2019	21.78%
2020	13.88%
2021	10.44%
2022	(14.71%)
2023	13.90%
2024	12.44%
Macquarie VIP Balanced Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(0.32%)
2016	2.03%
2017	11.37%
2018	(3.24%)
2019	22.09%
2020	14.11%
2021	15.97%
2022	(16.11%)
2023	16.09%
2024	15.60%
Macquarie VIP Energy Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(22.14%)
2016	34.55%
2017	(12.64%)
2018	(34.14%)
2019	3.48%
2020	(36.83%)
2021	42.00%
2022	50.42%
2023	4.06%
2024	(5.60%)
Macquarie VIP Natural Resources Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(22.39%)
2016	23.81%
2017	2.97%
2018	(23.23%)
2019	9.46%
2020	(11.99%)
2021	26.68%
2022	17.72%
2023	1.63%
2024	(0.58%)
Macquarie VIP Science and Technology Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(2.88%)
2016	1.54%
2017	32.12%
2018	(5.23%)
2019	49.48%
2020	35.36%
2021	15.17%
2022	(31.83%)
2023	39.04%
2024	30.59%
Macquarie VIP Pathfinder Aggressive Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	0.34%
2016	4.80%
2017	19.83%
2018	(4.27%)
2019	23.24%
2020	15.70%
2021	18.93%
2022	(16.72%)
2023	17.51%
2024	10.99%
Macquarie VIP Pathfinder Moderately Aggressive Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	0.06%
2016	4.52%
2017	16.72%
2018	(4.71%)
2019	21.40%
2020	15.12%
2021	16.88%
2022	(15.90%)
2023	16.53%
2024	10.22%
Macquarie VIP Pathfinder Moderate Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	0.32%
2016	3.65%
2017	14.70%
2018	(3.90%)
2019	19.05%
2020	14.35%
2021	14.66%
2022	(15.26%)
2023	15.33%
2024	9.27%
Macquarie VIP Pathfinder Moderately Conservative Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	0.33%
2016	3.10%
2017	12.77%
2018	(2.67%)
2019	16.85%
2020	13.52%
2021	12.37%
2022	(14.71%)
2023	13.99%
2024	8.60%
Macquarie VIP Pathfinder Conservative Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	0.45%
2016	2.84%
2017	10.51%
2018	(1.93%)
2019	14.66%
2020	12.67%
2021	10.18%
2022	(14.09%)
2023	12.53%
2024	8.05%
Macquarie VIP Pathfinder Moderate - Managed Volatility Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(0.43%)
2016	1.81%
2017	13.80%
2018	(4.00%)
2019	17.32%
2020	9.07%
2021	12.99%
2022	(13.22%)
2023	14.10%
2024	7.92%
Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(0.71%)
2016	2.36%
2017	15.70%
2018	(4.75%)
2019	19.29%
2020	9.71%
2021	15.24%
2022	(14.00%)
2023	15.41%
2024	8.73%
Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Service Class)
2015	(0.52%)
2016	1.21%
2017	11.84%
2018	(2.90%)
2019	14.89%
2020	9.61%
2021	10.72%
2022	(12.71%)
2023	12.62%
2024	7.07%